Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation

We issue stock-based incentive awards to our eligible employees and Directors under the 2002 Employee Stock Incentive Plan and a Director Deferred Stock Ownership Plan. The 2002 Employee Stock Incentive Plan permits the granting of nonqualified stock options, stock appreciation rights, performance stock, restricted stock and other stock-based awards.

Stock-based compensation for the periods ended June 30 is as follows:

(in millions)	Three Months		Six Months
	2015	2014	2015	2014
Stock option expense	$3	$6	$9	$9
Restricted stock and unit awards expense	16	24	28	38
Total stock-based compensation expense	$19	$30	$37	$47

During the six months ended June 30, 2015, the Company granted 0.5 million shares of restricted stock and unit awards, which had a weighted average grant date fair value of $104.62 per share, and a minimal amount of employee stock options.

Total unrecognized compensation expense related to unvested stock option awards and unvested restricted stock unit awards as of June 30, 2015 was $6 million and $92 million, respectively, which is expected to be recognized over a weighted average period of 1.6 years and 1.9 years, respectively.

Stock-Based Compensation

We issue stock-based incentive awards to our eligible employees and Directors under the 2002 Employee Stock Incentive Plan and a Director Deferred Stock Ownership Plan.

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2002 Employee Stock Incentive Plan (the “2002 Plan”) – The 2002 Plan permits the granting of nonqualified stock options, stock appreciation rights, performance stock, restricted stock and other stock-based awards.

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Director Deferred Stock Ownership Plan – Under this plan, common stock reserved may be credited to deferred stock accounts for eligible Directors. In general, the plan requires that 50% of eligible Directors’ annual compensation plus dividend equivalents be credited to deferred stock accounts. Each Director may also elect to defer all or a portion of the remaining compensation and have an equivalent number of shares credited to the deferred stock account. Recipients under this plan are not required to provide consideration to us other than rendering service. Shares will be delivered as of the date a recipient ceases to be a member of the Board of Directors or within five years thereafter, if so elected. The plan will remain in effect until terminated by the Board of Directors or until no shares of stock remain available under the plan.

The number of common shares reserved for issuance are as follows:

(in millions)	December 31,
	2014	2013
Shares available for granting under the 2002 Plan	31.4	30.3
Options outstanding	8.1	12.2
Total shares reserved for issuance [1]	39.5	42.5

[1]	Shares reserved for issuance under the Director Deferred Stock Ownership Plan are not included in the total, but are approximately 0.1 million.

We issue treasury shares upon exercise of stock options and the issuance of restricted stock and unit awards. To offset the dilutive effect of the exercise of employee stock options, we periodically repurchase shares. See Note 8 – Equity for further discussion.

Stock-based compensation expense and the corresponding tax benefit are as follows:

(in millions)	Year Ended December 31,
	2014	2013	2012
Stock option expense	$21	$13	$10
Restricted stock and unit awards expense	79	83	80
Total stock-based compensation expense	$100	$96	$90

Tax benefit	$38	$37	$35

Stock-based compensation of $2 million, $10 million and $19 million is recorded in discontinued operations for the years ended December 31, 2014, 2013 and 2012, respectively, as a result of the sale of MHE and McGraw Hill Construction described further in Note 2 – Acquisitions and Divestitures. Additionally, stock-based compensation expense for the year ended December 31, 2012 include amounts related to employees at the Company's corporate offices who transferred to MHE of $5 million.

Stock Options

Stock options may not be granted at a price less than the fair market value of our common stock on the date of grant. Stock options granted in 2014 and 2013 vest over a three year service period in equal annual installments and have a maximum term of 10 years. Stock option compensation costs for 2014 and 2013 grants are recognized from the date of grant, utilizing a three-year graded vesting method. Under this method, one-third of the costs are ratably recognized over the first twelve months, one-third of the costs are ratably recognized over a twenty-four month period starting from the date of grant with the remaining costs ratably recognized over a thirty-six month period starting from the date of grant.

Stock options granted in 2011 and prior years vest over a two year service period in equal annual installments and have a maximum term of 10 years. Stock option compensation costs for 2011 and prior year grants are recognized from the date of grant, utilizing a two-year graded vesting method. Under this method, fifty percent of the costs are ratably recognized over the first twelve months with the remaining costs ratably recognized over a twenty-four month period starting from the date of grant.

We use a lattice-based option-pricing model to estimate the fair value of options granted. The following assumptions were used in valuing the options granted (in 2012, stock options were not granted as part of employees' total stock-based incentive awards):

	Year Ended December 31,
	2014	2013	2012
Risk-free average interest rate	0.1 - 2.9%	0.1 - 2.9%	N/A
Dividend yield	1.8 - 1.4%	2.09 - 2.07%	N/A
Volatility	18 - 41%	29 - 45%	N/A
Expected life (years)	6.25 - 6.21	6.1 - 6.2	N/A
Weighted-average grant-date fair value per option	$23.41	$14.46	N/A

Because lattice-based option-pricing models incorporate ranges of assumptions, those ranges are disclosed. These assumptions are based on multiple factors, including historical exercise patterns, post-vesting termination rates, expected future exercise patterns and the expected volatility of our stock price. The risk-free interest rate is the imputed forward rate based on the U.S. Treasury yield at the date of grant. We use the historical volatility of our stock price over the expected term of the options to estimate the expected volatility. The expected term of options granted is derived from the output of the lattice model and represents the period of time that options granted are expected to be outstanding.

Stock option activity is as follows:

(in millions, except per award amounts)	Shares		Weighted average exercise price	Weighted-average remaining years of contractual term	Aggregate intrinsic value
Options outstanding as of December 31, 2013	12.2		$41.78
Granted	0.8	[1]	$77.85
Exercised	(4.8)		$72.04
Canceled, forfeited and expired	(0.1)		$50.96
Options outstanding as of December 31, 2014	8.1		$45.18	4.8	$356
Options exercisable as of December 31, 2014	6.5		$40.28	3.8	$317

(in millions, except per award amounts)	Shares	Weighted-average grant-date fair value
Nonvested options outstanding as of December 31, 2013	1.3	$14.46
Granted	0.8	$23.41
Vested	(0.4)	$14.47
Forfeited	(0.1)	$15.68
Nonvested options outstanding as of December 31, 2014	1.6	$19.00
Total unrecognized compensation expense related to nonvested options	$12
Weighted-average years to be recognized over	2.1

The total fair value of our stock options that vested during the years ended December 31, 2014, 2013 and 2012 was $6 million, $12 million and $21 million, respectively. In 2012, stock options were not granted as part of employees' total stock-based incentive awards which contributed to the decrease in the fair value of our stock options that vested during the year ended December 31, 2013.

We receive a tax deduction for certain stock option exercises during the period in which the options are exercised, generally for the excess of the quoted market value of the stock at the time of the exercise of the options over the exercise price of the options (“intrinsic value”). For the years ended December 31, 2014, 2013 and 2012, $128 million, $43 million and $42 million, respectively, of excess tax benefits from stock options exercised are reported in our cash flows used for financing activities.

Information regarding our stock option exercises is as follows:

(in millions)	Year Ended December 31,
	2014	2013	2012
Net cash proceeds from the exercise of stock options	$193	$258	$299
Total intrinsic value of stock option exercises	$168	$158	$120
Income tax benefit realized from stock option exercises	$73	$61	$47

Restricted Stock and Unit Awards

Restricted stock and unit awards (performance and non-performance) have been granted under the 2002 Plan. Restricted stock and unit performance awards will vest only if we achieve certain financial goals over the performance period. Restricted stock non-performance awards have various vesting periods (generally three years), with vesting beginning on the first anniversary of the awards. Recipients of restricted stock and unit awards are not required to provide consideration to us other than rendering service.

The stock-based compensation expense for restricted stock and unit awards is determined based on the market price of our stock at the grant date of the award applied to the total number of awards that are anticipated to fully vest. For restricted stock and unit performance awards, adjustments are made to expense dependent upon financial goals achieved.

Restricted stock and unit activity for performance and non-performance awards is as follows:

(in millions, except per award amounts)	Shares	Weighted-average grant-date fair value
Nonvested shares as of December 31, 2013	3.1	$47.89
Granted	0.7	$77.74
Vested	(1.9)	$44.54
Forfeited	(0.2)	$57.26
Nonvested shares as of December 31, 2014	1.7	$61.56
Total unrecognized compensation expense related to nonvested awards	$68
Weighted-average years to be recognized over	1.6

	Year Ended December 31,
	2014	2013	2012
Weighted-average grant-date fair value per award	$77.74	$44.22	$44.38
Total fair value of restricted stock and unit awards vested	$88	$119	$90
Tax benefit relating to restricted stock activity	$30	$33	$32